Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Expense (benefit) for income taxes attributable to discontinued operation	$ 0	$ 0	$ 0
Deferred tax assets, current	0	0
Deferred tax liabilities	1,928,000
Net operating loss carry forward	27,968,000
Unrecognized tax benefits that if recognized would affect the effective tax rate	8,300,000	8,800,000	4,200,000
Unrecognized tax benefits that if recognized would be offset by a valuation allowance	6,400,000	6,700,000	2,800,000
Unrecognized tax benefits, income tax penalties and interest expense	0	0	0
Taiwan | Undistributed Foreign Earnings
Income Tax Contingency [Line Items]
Tax loss carryforward period	10 years
Net operating loss carry forward	21,100,000
Expiring year	Indefinite
Other Liabilities
Income Tax Contingency [Line Items]
Deferred tax liabilities	$ 1,928,000	$ 0